SUBSEQUENT EVENTS (Tables) (Subsequent Event [Member], ONE Gas [Member])	3 Months Ended
Mar. 31, 2014
Subsequent Event [Member] | ONE Gas [Member]
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
The following table details information about each of the three series of Senior Notes:

(In millions)
2.07% notes due February 1, 2019	$300
3.61% notes due February 1, 2024	300
4.658% notes due February 1, 2044	600
$1,200